Variable Interest Entities (“VIEs”)	12 Months Ended
Dec. 31, 2025
Variable Interest Entities (“VIEs”) [Abstract]
Variable Interest Entities (“VIEs”)

(13) Variable Interest Entities (“VIEs”)

PRC laws, regulations, and rules restrict and impose conditions on direct foreign investment in value-added telecommunication services, and therefore prior to December 27, 2024, the Group operated the internet-based insurance distribution business through Xinbao Investment, and Fanhua RONS Technologies, which we refer to as the former consolidated VIEs in this annual report. There were historical contractual arrangements among (x) our wholly-owned PRC subsidiaries Fanhua Group Company and Fanlian Investment, (y) the former consolidated VIEs, and (z) the individual nominee shareholders of the former consolidated VIEs  (the “VIE Contractual Arrangements”). Our historical contractual agreements included:(i) technology consulting and service agreements and consulting and service agreements, which enabled us to receive all of the economic benefits of the former consolidated VIEs and their subsidiaries, (ii) loan agreements, powers of attorney and equity pledge agreements, which provided us with effective control over the former consolidated VIEs and their subsidiaries, and (iii) exclusive purchase option agreements, which provided us with the option to purchase all of the equity interests in the consolidated VIEs, and(iv) equity pledge agreements, in combination of the aforementioned loan agreements, we are able to control over the former consolidated VIEs and their subsidiaries. As a result of the Contractual Arrangements, we were able to direct the activities of and derive economic benefits from the former consolidated VIEs and were considered the primary beneficiary of the former consolidated VIEs for accounting purposes. Accordingly, we have consolidated the financial results of the former consolidated VIEs in our consolidated financial statements in accordance with U.S. GAAP prior to December 2024.

On December 27, 2024, the Group transferred all of the interests in Fanhua RONS Technologies, Xinbao Investment and its subsidiaries to BGM in exchange for 72% of BGM Group Ltd.’s issued and outstanding ordinary shares. The VIE Contractual Arrangements were subsequently terminated on December 27, 2024. As a result, Xinbao Investment and RONS Technologies have been deconsolidated from our consolidated financial statements since December 31, 2024.

Risks in relation to the Former VIE Arrangement

 In the opinion of the Company’s PRC legal counsel, (i) the ownership structure relating to the former consolidated VIEs of the Company did not violate the existing PRC laws and regulations; (ii) the Contractual Arrangements with the former consolidated VIEs and the individual shareholders were legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the former consolidated VIEs and their respective shareholders did not result in any violation of the provisions of the articles of association and business licenses of the former consolidated VIEs, and any violation of any current PRC laws and regulations.

As of December 31, 2025 and December 31, 2024, the Group had no total assets or total liabilities related to former VIE.

Summarized below is the information related to former VIEs, including net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	122,880	123,593	—
Operating costs and expenses	100,957	92,617	—
Net (loss) income	(13,085)	20,870	—
Net cash generated from operating activities	3,754	1,618	—

As of December 31, 2023, there were no consolidated VIE assets that were collateral for the VIE’s obligations or were restricted solely to settle the VIEs’ obligations, other than aforementioned in the restricted cash as described in Note 2(c).

In the year ended December 31, 2024, aggregate revenues derived from these VIEs contributed 6.8% of the total consolidated net revenues, based on the corporate structure before disposed the former VIEs. As of December 31, 2024, the Group has terminated the VIE Contractual Arrangements, and the VIEs accounted for nil of the consolidated total assets of the Group.